Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000015151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I Shares at NAV
Accumulated Value		$ 10,000			$ 10,679		$ 11,278		$ 10,656		$ 13,380		$ 12,561		$ 17,750		$ 13,366		$ 14,905		$ 15,807		$ 16,205
C000126484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6 Shares at NAV
Accumulated Value		10,000			10,705		11,323		10,713		13,470		12,669		17,924		13,517		15,093		16,029		16,469
C000015147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,426			10,047		10,583		9,972		12,490		11,694		16,486		12,385		13,774		14,570		14,909
C000056118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,429			10,147		12,113		11,158		14,424		14,026		16,051		15,044		16,325		18,077		21,275
C000171406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6 Shares at NAV
Accumulated Value	$ 10,000		$ 9,492			$ 11,385		$ 10,525		$ 13,651		$ 13,325		$ 15,302		$ 14,376		$ 15,651		$ 17,386		$ 20,544
C000056119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I Shares at NAV
Accumulated Value		10,000			10,791		12,907		11,916		15,455		15,061		17,287		16,224		17,668		19,600		23,137
C000104368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I Shares at NAV
Accumulated Value		10,000			10,983		12,339		11,582		14,210		13,716		15,345		13,538		14,673		15,711		17,527
C000171407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6 Shares at NAV
Accumulated Value	10,000		9,957			11,199		10,518		12,918		12,479		13,975		12,337		13,393		14,347		16,016
C000104365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,425			10,330		11,577		10,839		13,266		12,774		14,257		12,546		13,565		14,491		16,119
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786		39,827
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (Net)
Accumulated Value	10,000	10,000	10,655		10,786	13,210	13,372	11,966	12,113	15,149	15,335	17,611	17,828	20,876	21,133	17,042	17,252	20,826	21,082	24,468	24,769	29,934	30,302
Lipper Real Estate Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Lipper Real Estate Funds Classification Average
Real Estate Securities Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Real Estate Securities Blended Benchmark
Accumulated Value		10,000			10,860		11,411		10,889		13,703		12,665		18,101		13,621		15,330		16,386		16,831
MSCI US REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI US REIT Index
Accumulated Value		10,000			10,860		11,411		10,889		13,703		12,665		18,119		13,678		15,557		16,919		17,418
S And P Global Infrastructure Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Global Infrastructure Index (Net)
Accumulated Value	10,000	10,000	9,816		11,145	11,688	13,270	10,476	11,894	13,173	14,957	12,318	13,985	13,678	15,529	13,543	15,376	14,326	16,265	16,339	18,550	19,858	22,546
Lipper Global Infrastructure Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Lipper Global Infrastructure Funds Classification Average
Lipper Real Return Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Lipper Real Return Funds Classification Average
Real Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Real Asset Income Blended Benchmark
Accumulated Value	10,000	10,000	9,931		10,824	11,246	12,257	10,508	11,453	12,610	13,744	12,597	13,730	14,014	15,275	12,023	13,104	13,405	14,610	14,461	15,761	16,025	17,466
Bloomberg U S Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Bond Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,740		$ 11,713	$ 11,546	$ 12,592	$ 11,306	$ 12,330	$ 12,925	$ 14,095	$ 13,844	$ 15,098	$ 14,575	$ 15,895	$ 12,944	$ 14,116	$ 14,684	$ 16,014	$ 15,887	$ 17,326	$ 17,257	$ 18,820